TRANSACTIONS AND BALANCES WITH RELATED PARTIES	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Transactions And Balances With Related Parties [Line Items]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 10  - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

Transactions with related parties which are shareholders and directors of the Company (or Silexion, for periods prior to the Closing of the Transactions):

a.	Transactions:

	Nine months ended September 30,		Three months ended September 30
	2024	2023	2024	2023
Share-based compensation included in research and development expenses	$1,796	$51	$1,762	$17
Share-based compensation included in general and administrative expenses	$2,972	$36	$2,948	$12
Financial expenses	$(47)	$40	$(182)	$40

b.	Balances:

	September 30, 2024	December 31, 2023
Non-Current liabilities -
Warrants to purchase preferred shares	$-	$186
Private warrants to purchase ordinary shares	$10	-
Promissory Note	$3,106	$-

NOTE 14  - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

Transactions with related parties which are shareholders and directors of the Company:

a.	Transactions:

	Year ended December 31
	2023	2022
Share-based compensation included in research and development expenses	$69	$49
Share-based compensation included in general and administrative expenses	$48	$37
Financial expenses	$83	$-

b.	Balances:

	December 31
	2023	2022
Non-Current liabilities —
Warrants to preferred shares	$186	$-

MORINGA ACQUISITION CORP [Member]
Transactions And Balances With Related Parties [Line Items]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 4 - RELATED PARTY TRANSACTIONS:

a.	Promissory Notes

The Company has issued several promissory note agreements to its Sponsor throughout its life term, in order to fulfil its ongoing operational needs or preparations towards an Initial Business Combination. All outstanding promissory notes bear no interest and are repayable in full upon the earlier of (a) the date of the consummation of the Company’s Initial Business Combination, or (b) Second Extended Mandatory Liquidation Date (hereafter and collectively – the Maturity Date).

Second to Fifth Promissory Notes

On August 9, 2021 the Company issued its Second Promissory Note to the Sponsor, according to which the former may withdraw up to $1 million – which has been withdrawn in full in several installments up until June 2022.

In December 2022 the Company issued its Third and Fourth Promissory Notes, according to which the Company may withdraw up to an aggregate amount of $190 thousand – which were withdrawn in full on the same month.

On February 8, 2023 the Company issued its Fifth Promissory Note to the Sponsor, in an amount of up to $310 thousand, which were withdrawn in full in several installments between February and June 2023.

According to the terms of the outstanding Second, Third, Fourth and Fifth Promissory Notes, which comprise an aggregate principal of $1.5 million, the Sponsor may elect to convert any portion of the amounts outstanding into private warrants to purchase Class A ordinary shares at a conversion price of $1 per private warrant on the Maturity Date. Such private warrants will have an exercise price of $11.5 and shall be identical to the private warrants included in the private units.

Sixth Promissory Note

On February 9, 2023 the Company issued its Sixth Promissory Note to the Sponsor, in an amount of $480 thousand – under which the funds that were loaned by the Sponsor were deposited into the Company’s Trust Account, in connection with the First Extension. The Sponsor provided six monthly injections of $80 thousand into the Company’s Trust Account under the Sixth Promissory Note, starting February 19, 2023.

Seventh Promissory Note

On June 14, 2023 the Company issued its Seventh Promissory Note to the Sponsor in an amount of up to $1 million, which were withdrawn in full in several installments between June 2023 and March 2024.

Eighth Promissory Note

On August 18, 2023 the Company issued its Eighth Promissory Note to the Sponsor, in an amount of approximately $154 thousand – under which the funds that were loaned by the Sponsor were deposited into the Company’s Trust Account, in connection with the Second Extension. The Sponsor shall make monthly injections of approximately $13 thousand into the Company’s Trust Account, starting August 19, 2023 and up until the earlier of the Second Extended Mandatory Liquidation Date (or such earlier date that the Board determines to liquidate the Company) or the date on which an Initial Business Combination is completed. During the six months ended June 30, 2024, approximately $77 thousand have been injected into the trust account in six monthly installments.

Ninth Promissory Note

On March 27, 2024, the Company issued its Ninth Promissory Note, according to which the Company may withdraw up to an aggregate amount of $180 thousand. As of June 30, 2024 the Ninth Promissory Note has been fully withdrawn.

Tenth Promissory Note

On June 27, 2024, the Company issued its Tenth Promissory Note, according to which the Company may withdraw up to an aggregate amount of $250 thousand. The Company has made partial withdrawals in June and July 2024.

A&R Promissory Note

Upon the closing of the proposed business combination, and according to the terms of the amended Silexion Business Combination agreement, all promissory notes shall be converted into one sponsor promissory note – the A&R Sponsor Promissory Note, which will be subject to a cap of (i) $5.5 million, minus (ii) any fee that may be paid or owed under the amended Business Marketing Agreement (See Notes 5(a) and 9(a)). Any outstanding amount loaned by the sponsor to the Company in excess of the cap, will be attributed to the conversion shares issuable under the A&R Sponsor Promissory Note as additional paid-in capital.

b.	Administrative Services Agreement

On December 16, 2020, the Company signed an agreement with the Sponsor, under which the Company shall pay the Sponsor a fixed $10 thousand per month for office space, utilities and other administrative expenses. The monthly payments under this administrative services agreement commenced on the effective date of the registration statement for the initial Public Offering and will continue until the earlier of (i) the consummation of the Company’s initial Business Combination, or (ii) the Company’s liquidation.

The composition of the Related Party balance as of June 30, 2024 and December 31, 2023 is as follows:

	June 30, 2024	December 31, 2023
	In U.S. dollars
Promissory notes	3,346,000	2,841,000
Accrual for Administrative Services Agreement	-	20,000
	3,346,000	2,861,000

NOTE 4 — RELATED PARTY TRANSACTIONS:

a.	Promissory Notes

The Company has issued several promissory note agreements to its Sponsor throughout its life term, in order to fulfil its ongoing operational needs or preparations towards an Initial Business Combination. All outstanding promissory notes bear no interest and are repayable in full upon the earlier of (a) the date of the consummation of the Company’s Initial Business Combination, or (b) Second Extended Mandatory Liquidation Date (hereafter and collectively — the Maturity Date).

First Promissory Note

The First Promissory Note withdrawn was borrowed and repaid in full in early 2021 and has subsequently expired.

Second to Fifth Promissory Notes

On August 9, 2021 the Company issued its Second Promissory Note to the Sponsor, according to which the former may withdraw up to $1 million — which has been withdrawn in full in several installments up until June 2022.

In December 2022 the Company issued its Third and Fourth Promissory Notes (hereafter — the Third and Fourth Promissory Notes), according to which the Company may withdraw up to an aggregate amount of $190 thousand — which were withdrawn in full on the same month.

On February 8, 2023 the Company issued its Fifth Promissory Note to the Sponsor, in an amount of up to $310 thousand, which were withdrawn in full in several installments between February and June 2023.

According to the terms of the outstanding Second, Third, Fourth and Fifth Promissory Notes, which comprise an aggregate principal of $1.5 million, the Sponsor may elect to convert any portion of the amounts outstanding into private warrants to purchase Class A ordinary shares at a conversion price of $1 per private warrant on the Maturity Date. Such private warrants will have an exercise price of $11.5 and shall be identical to the private warrants included in the private units.

Sixth Promissory Note

On February 9, 2023 the Company issued its Sixth Promissory Note to the Sponsor, in an amount of $480 thousand — under which the funds that were loaned by the Sponsor were deposited into the Company’s Trust Account, in connection with the First Extension. The Sponsor provided six monthly injections of $80 thousand into the Company’s Trust Account under the Sixth Promissory Note, starting February 19, 2023.

Seventh Promissory Note

On June 14, 2023 the Company issued its Seventh Promissory Note to the Sponsor in an amount of up to $1 million, of which $210 thousand were withdrawn at the same date; and approximately $586 thousand were withdrawn up until December 31, 2023.

Eighth Promissory Note

On August 18, 2023 the Company issued its Eighth Promissory Note to the Sponsor, in an amount of approximately $154 thousand — under which the funds that were loaned by the Sponsor were deposited into the Company’s Trust Account, in connection with the Second Extension. The Sponsor shall make monthly injections of approximately $13 thousand into the Company’s Trust Account, starting August 19, 2023 and up until the earlier of the Second Extended Mandatory Liquidation Date (or such earlier date that the Board determines to liquidate the Company) or the date on which an Initial Business Combination is completed.

b.	Administrative Services Agreement

On December 16, 2020 the Company signed an agreement with the Sponsor, under which the Company shall pay the Sponsor a fixed $10 thousand per month for office space, utilities and other administrative expenses. The monthly payments under this administrative services agreement commenced on the effective date of the registration statement for the initial Public Offering and will continue until the earlier of (i) the consummation of the Company’s Initial Business Combination, or (ii) the Company’s liquidation.

The composition of the Related Party balance as of December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
	U.S. dollars
Promissory notes	2,841,000	1,190,000
Accrual for Administrative Services Agreement	20,000	-
	2,861,000	1,190,000